Right-of-use-assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Summary of Changes in Carrying Amount of Right-of-use Assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2020 and 2019, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at January 1, 2019	55,159	639	55,798
Additions	10,786	395	11,181
Disposals	—	—	—
Effect of translation adjustments	922	3	925
Cost as at December 31, 2019	66,867	1,037	67,904
Additions	10,083	—	10,083
Disposals	(6,910)	—	(6,910)
Adjustments due to remeasurements	693	—	693
Adjustments due to modifications	(327)	—	(327)
Effect of translation adjustments	(2,696)	(14)	(2,710)
Cost as at December 31, 2020	67,710	1,023	68,733

Accumulated depreciation and impairment loss as at Jan. 1, 2019	—	—	—
Depreciation	(12,926)	(301)	(13,227)
Impairment loss	—	—	—
Effect of translation adjustments	42	(1)	41
Accumulated depreciation and impairment loss as at Dec. 31, 2019	(12,884)	(302)	(13,186)
Depreciation	(13,066)	(310)	(13,376)
Disposals	6,639	—	6,639
Impairement loss	(584)	—	(584)
Adjustments due to remeasurements	157	—	157
Adjustments due to modifications	—	—	—
Effect of translation adjustments	621	9	630
Accumulated depreciation and impairment loss as at Dec. 31, 2020	(19,117)	(603)	(19,720)

Net book value as at January 1, 2019	55,159	639	55,798
Net book value as at December 31, 2019	53,983	735	54,718
Net book value as at December 31, 2020	48,593	420	49,013

Summary of Breakdown of Right-of-use Assets Based on Geographical Location

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/20	31/12/19
United States of America	14,643	18,661
Italy	9,671	11,743
Spain	5,382	4,179
United Kingdom	9,274	11,119
China	5,484	2,881
Others	4,559	6,135
Total	49,013	54,718

Summary of amounts recognized in statement of net income loss

(i) Amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2020 and 2019

	2020	2019
Depreciation charge of right-of-use assets	13,376	13,227
Interest on lease liabilities	2,613	2,635
Expenses relating to short-term leases	719	1,090
Expenses relating to leases of low-value assets, excluding short-term leases	122	132
Covid-19 rent concessions	(1,799)	—
Total	15,031	17,084